Segment Information (Details) - Schedule of Key Financial Performance Measures of the Segments - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Revenues - excluding interest income	$ 4,163	$ 4,426	$ 2,905
Revenues - interest income	128	27	351
Total revenues	4,291	4,453	3,256
Commission and handling expenses	(15)	(7)	(1,370)
General and administrative expenses	(1,852)	(1,389)	(1,068)
Marketing and promotion expenses	(927)	(444)	(703)
Allowance for expected credit losses	(854)	(18)	(99)
Depreciation of property and equipment	(23)	(18)	(19)
Amortization of intangible assets	(7)
Employee benefits expenses	(5,043)	(1,289)	(944)
Interest expenses			(229)
Share of results of an associate	(3)
Total expenses	(8,724)	(3,165)	(4,432)
Interest income	29		1
Other income	3	61	196
Total other income	32	61	197
Income (loss) before income tax expense	(4,401)	1,349	(979)
Total assets	15,401	10,227	9,459
Total liabilities	(6,477)	(6,886)	(7,459)
Net assets (liabilities)	8,924	3,341	2,000
Securities related services segment [Member]
Segment Reporting Information [Line Items]
Revenues - excluding interest income	312	571	1,844
Revenues - interest income	128	27	351
Total revenues	440	598	2,195
Commission and handling expenses	(15)	(7)	(1,370)
General and administrative expenses	(387)	(493)	(408)
Marketing and promotion expenses		(6)	(40)
Allowance for expected credit losses	(364)	(18)	(99)
Interest expenses			(229)
Total expenses	(766)	(524)	(2,146)
Other income			15
Total other income			15
Income (loss) before income tax expense	(326)	74	64
Total assets	7,851	6,068	7,354
Total liabilities	(5,136)	(6,349)	(7,318)
Net assets (liabilities)	2,715	(281)	36
Investment advisory services segment [Member]
Segment Reporting Information [Line Items]
Revenues - excluding interest income	2,860	2,515	728
Revenues - interest income
Total revenues	2,860	2,515	728
Commission and handling expenses
General and administrative expenses		(2)
Marketing and promotion expenses		(108)	(446)
Allowance for expected credit losses	(21)
Depreciation of property and equipment
Amortization of intangible assets
Employee benefits expenses
Share of results of an associate
Total expenses	(21)	(110)	(446)
Interest income
Other income
Total other income
Income (loss) before income tax expense	2,839	2,405	282
Total assets	619	320	112
Total liabilities
Net assets (liabilities)	619	320	112
Asset management services segment [Member]
Segment Reporting Information [Line Items]
Revenues - excluding interest income	871	389	333
Revenues - interest income
Total revenues	871	389	333
Commission and handling expenses
General and administrative expenses	52	(1)	(35)
Marketing and promotion expenses			(195)
Allowance for expected credit losses	(59)
Depreciation of property and equipment
Amortization of intangible assets
Employee benefits expenses
Share of results of an associate
Total expenses	(7)	(1)	(230)
Interest income
Other income		1	4
Total other income			4
Income (loss) before income tax expense	864	389	107
Total assets	246	345	122
Total liabilities
Net assets (liabilities)	246	345	122
Corporate consultancy services segment [Member]
Segment Reporting Information [Line Items]
Revenues - excluding interest income	120	951
Revenues - interest income
Total revenues	120	951
Commission and handling expenses
General and administrative expenses
Marketing and promotion expenses
Allowance for expected credit losses
Depreciation of property and equipment
Amortization of intangible assets
Employee benefits expenses
Share of results of an associate
Total expenses
Interest income
Other income
Total other income
Income (loss) before income tax expense	120	951
Total assets		600
Total liabilities		(120)
Net assets (liabilities)		480
Corporate [Member]
Segment Reporting Information [Line Items]
Revenues - excluding interest income
Revenues - interest income
Total revenues
Commission and handling expenses
General and administrative expenses	(1,517)	(893)	(625)
Marketing and promotion expenses	(927)	(330)	(22)
Allowance for expected credit losses	(410)
Depreciation of property and equipment	(23)	(18)	(19)
Amortization of intangible assets	(7)
Employee benefits expenses	(5,043)	(1,289)	(944)
Share of results of an associate	(3)
Total expenses	(7,930)	(2,530)	(1,610)
Interest income	29		1
Other income	3	60	177
Total other income	32		178
Income (loss) before income tax expense	(7,898)	(2,470)	(1,432)
Total assets	6,685	2,894	1,871
Total liabilities	(1,341)	(417)	(141)
Net assets (liabilities)	$ 5,344	$ 2,477	$ 1,730